International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2012
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(24) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows
(Parent Company Only)

Years ended December 31, 2012, 2011 and 2010
(Dollars in Thousands)

	2012	2011	2010
Operating activities:
Net income	$107,835	$127,149	$130,023
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	—	9	35
Investment securities transactions, net	—	2	1,135
Accretion of investment securities discounts	—	—	(232)
Stock compensation expense	474	387	534
Increase (decrease) in other liabilities	6,711	(3,234)	4,976
Equity in distributed (undistributed) net income of subsidiaries	119,181	(78,806)	(81,923)

Net cash provided by operating activities	234,201	45,507	54,548

Investing activities:
Principal collected on mortgage-backed securities	1,985	1,355	3,324
Net decrease (increase) in notes receivable	86	(245)	(150)
Decrease (increase) in other assets and other investments	6,418	(4,193)	(8,311)

Net cash provided by (used in) investing activities	8,489	(3,083)	(5,137)

Financing activities:
Repayment of trust preferred securities	—	(10,400)	—
Redemption of preferred shares	(216,000)
Proceeds from stock transactions	51	113	484
Payments of cash dividends—common	(26,894)	(25,648)	(24,444)
Payments of cash dividends—preferred	(10,260)	(10,800)	(10,800)
Purchase of treasury stock	(1,716)	(6,435)	(6,949)

Net cash used in financing activities	(254,819)	(53,170)	(41,709)

(Decrease) increase in cash	(12,129)	(10,746)	7,702
Cash at beginning of year	13,668	24,414	16,712

Cash at end of year	$1,539	$13,668	$24,414